FAIR VALUE OF FINANCIAL INSTRUMENTS - SCHEDULE OF CHANGES IN ESTIMATED FAIR VALUE OF CONVERTIBLE NOTES AND WARRANT LIABILITY (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Convertible notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning of period, January 1, 2021		$ 0
Issued during the period		3,299,031
Change in fair value	$ 514,700	1,890,752
End of period, June 30, 2021	5,189,783	5,189,783
Warrant liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning of period, January 1, 2021		0
Issued during the period		252,944
Change in fair value	13,400	129,569
End of period, June 30, 2021	$ 382,513	$ 382,513